Leases	6 Months Ended
Jun. 30, 2022
Presentation of leases for lessee [abstract]
Leases
Note 15 – Leases

Leases in which the Group is the lessee

1.
Under the office leasing agreement dated May 18, 2021, the Company leased office space and parking spaces, for a monthly fee of USD 51 thousand (NIS 178 thousand) linked to the CPI, including management fees and insurance, for a period of 4 years, with an option to extend the term of the lease by an additional term of 4 years. On February 2022, after receiving the facilities, the Company initially recognized a long-term lease liability and a right-of-use asset in the amount of USD 3,625 thousand (NIS 12,687 thousand). The incremental interest rate used for estimating the liability is 8.77%.

As part of leasing these new facilities the company decided to terminate its previous leasing agreements in Israel.

2.	Right-of-Use Asset

USD thousands
Balance as at January 1, 2020	168
Additions following the acquisition of POM	16
Additions during the year	512
Amortization during the year	(286)
Effect of changes in exchange rates	(3)
Balance as at December 31, 2021	407
Additions during the year	4,127
Terminations during the year	(239)
Amortization during the year	(281)
Effect of changes in exchange rates	(402)
Balance as at June 30, 2022	3,612

3.	Maturity analysis of for the Company’s lease liabilities

	June 30,	June 30,	December 31,
	2022	2021	2021
	USD thousands	USD thousands	USD thousands

Up to one year	428	210	165
1-8 years	3,247	102	246
Total	3,675	312	411

4.	Amounts recognized in the statement of operation

	Six months ended June 30,	Six months ended June 30,	Year ended December 31,
	2022	2021	2021
	USD thousands	USD thousands	USD thousands

Amortization of ROU asset	281	131	286
Interest expenses on lease liability	137	1	9

Total amounts paid for leasing of the offices in the period ended June 30, 2022 and  December 31, 2021, was USD 367 thousand and USD 355 thousand, respectively.